Balance Sheet Components	12 Months Ended
Dec. 31, 2025
Balance Sheet Related Disclosures [Abstract]
Balance Sheet Components
6.	Balance Sheet Components
Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consisted of the following (in thousands):

	December 31,
	2025	2024
Prepaid expenses and other receivables	$4,064	$1,610
Payroll tax credit receivable	400	650

Total prepaid expenses and other current assets	$4,464	$2,260

Property and Equipment, Net
Property and equipment, net
cons
isted of the following (in thousands):

	December 31,
	2025	2024
Leasehold improvements	$7,317	$7,261
Vehicles	7,297	6,331
Technology infrastructure	3,195	2,912
Equipment and hardware	14,708	2,524
Other	804	694

Total property and equipment	33,321	19,722
Less: accumulated depreciation	(17,151)	(13,980)
Construction in progress	10,383	981

Total property and equipment, net	$26,553	$6,723

Depreciation and amortization expense was $3.2 million, $4.6 million, and $4.2 million for the years ended December 31, 2025, 2024, and 2023, respectively.
Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consisted of the following (in thousands):

	December 31,
	2025	2024
Accrued bonus	$5,349	$8,800
Accrued payroll and related expenses	1,622	1,460
Other current liabilities and accrued expenses	4,203	1,156
Deferred revenue	180	—

Total accrued expenses and other current liabilities	$11,354	$11,416